NOTES PAYABLE (Details)											12 Months Ended															12 Months Ended
	Dec. 31, 2013 CAD	Dec. 31, 2012 CAD	Dec. 31, 2013 Notes payable Canadian dollars CAD	Dec. 31, 2012 Notes payable Canadian dollars CAD	Dec. 31, 2013 Notes payable U.S. dollars USD ($)	Dec. 31, 2013 Notes payable U.S. dollars CAD	Dec. 31, 2012 Notes payable U.S. dollars USD ($)	Dec. 31, 2012 Notes payable U.S. dollars CAD	Dec. 31, 2013 Revolving and demand credit facilities CAD	Dec. 31, 2012 Revolving and demand credit facilities CAD	Dec. 31, 2013 Committed, syndicated, revolving, extendible credit facility CAD	Dec. 31, 2012 Committed, syndicated, revolving, extendible credit facility CAD	Dec. 31, 2011 Committed, syndicated, revolving, extendible credit facility CAD	Dec. 31, 2013 Committed, syndicated, revolving, extendible credit facility Trans Canada Keystone Pipe Line LP CAD	Dec. 31, 2012 Committed, syndicated, revolving, extendible credit facility Trans Canada Keystone Pipe Line LP CAD	Dec. 31, 2011 Committed, syndicated, revolving, extendible credit facility Trans Canada Keystone Pipe Line LP CAD	Dec. 31, 2013 Committed, syndicated, revolving, extendible credit facility TCPL USA CAD	Dec. 31, 2012 Committed, syndicated, revolving, extendible credit facility TCPL USA CAD	Dec. 31, 2011 Committed, syndicated, revolving, extendible credit facility TCPL USA CAD	Dec. 31, 2013 Committed, syndicated, revolving, extendible credit facility TAIL CAD	Dec. 31, 2012 Committed, syndicated, revolving, extendible credit facility TAIL CAD	Dec. 31, 2011 Committed, syndicated, revolving, extendible credit facility TAIL CAD	Dec. 31, 2013 Committed, syndicated, revolving, extendible credit facility Canadian dollars CAD	Dec. 31, 2013 Committed, syndicated, revolving, extendible credit facility U.S. dollars TCPL USA USD ($)	Dec. 31, 2013 Committed, syndicated, revolving, extendible credit facility U.S. dollars TAIL USD ($)	Dec. 31, 2013 Demand credit facility CAD	Dec. 31, 2012 Demand credit facility CAD	Dec. 31, 2011 Demand credit facility CAD	Dec. 31, 2013 Demand credit facility Canadian dollars CAD
Notes payable
Amount outstanding	1,842,000,000	2,275,000,000	751,000,000	803,000,000	$ 1,025,000,000	1,091,000,000	$ 1,480,000,000	1,472,000,000
Weighted Average Interest Rate per Annum (as a percent)			1.20%	1.20%	0.30%	0.30%	0.40%	0.40%
Maximum borrowing capacity																							3,000,000,000	1,000,000,000	1,000,000,000				1,100,000,000
Remaining borrowing capacity									6,200,000,000	5,300,000,000													3,000,000,000	750,000,000	1,000,000,000				300,000,000
Cost to maintain the facility											4,000,000	4,000,000	2,000,000	1,400,000	1,000,000	4,000,000	1,000,000	1,000,000	4,000,000	0	0	0				0	0	0